Contract liabilities (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities [Line Items]
Total		$ 37,221,000	$ 39,843,000
Less: non-current portion (note b)		(846,000)	(876,000)
Contract liabilities, current portion		36,375,000	38,967,000
Membership subscription
Contract Liabilities [Line Items]
Total		35,969,000	37,721,000
Less: non-current portion (note b)		(846,000)	(876,000)
Live Streaming
Contract Liabilities [Line Items]
Total		830,000	969,000
Others
Contract Liabilities [Line Items]
Total	[1]	$ 422,000	$ 1,153,000

[1]	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD35,380,000 and USD38,016,000 for the years ended December 31, 2022 and 2023, respectively